DISCONTINUED OPERATIONS (Tables)	3 Months Ended
Mar. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

The Company had assets and liabilities for the periods ended March 31, 2013 and December 31, 2012, which is presented in our balance sheet, as follows:

	March 31,	December 31,
	2013	2012

Cash	$27,938	$24,471
Due from related parties	61,820	19,864
Assets from discontinued operations	$89,758	$44,335

Accounts payable	$21,234	$14,328
Liabilities from discontinued operations	$21,234	$14,328

The Company had net income (loss) from discontinued operations for the three months ended March 31, 2013 and 2012, which is presented in our statements of operations, as follows:

	2013	2012

Revenues from Chanticleer Investors II, LLC	$61,793	$-
Expenses	52,325	61,863
Net income (loss) from discontinued operations	$9,468	$(61,863)